                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices)      (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
------------------------------------------------------------
AVERAGE ANNUAL                       BASED        BASED ON
TOTAL RETURNS                        ON NAV     MARKET PRICE

Since Inception (1/24/92)            8.02%          7.14%

10-year                              7.57           6.70

5-year                               7.66           7.63

1-year                               3.23           7.45

6-month                              2.66           5.37
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

-------------------------------------------------------------
                                    LEHMAN BROTHERS
      BASED ON     BASED ON            MUNICIPAL
        NAV      MARKET PRICE         BOND INDEX

       2.66%        5.37%                1.56%
-------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to our well-established "relative value" discipline. We used rigorous fundamental research to seek high quality securities that we believed had good liquidity and total return potential. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We purchased bonds we believed to be attractively valued, and held them until they reached our return targets or until we found bonds that offered more compelling prospects.

Throughout the period, we sought opportunities to enhance the trust's yield, while adhering to our quality-driven criteria. We pared exposure to AAA rated securities and increased the trust's allocation to relatively higher yielding tiers of the investment-grade market. The trust considerably bolstered its stake in BBB rated credits; as of the end of the reporting period, these represented approximately 14 percent of bonds. Tobacco revenue issues were notable among these purchases. Our confidence in tobacco bonds was underpinned by the strong fundamentals of the tobacco industry as well as by an improving litigation climate for tobacco companies. The trust was also well served by the addition of higher yielding hospital bonds rated single A and BBB.

We structured the portfolio to reflect our opinion that interest rates would continue to rise, with short-term rates rising more rapidly than long-term rates. To mitigate the trust's sensitivity to changing interest rates, we positioned the trust's duration to be shorter than its benchmark's. (Duration is a measure of interest rate sensitivity.)

Reflecting our belief that the long-term segment of the bond market would offer the strongest performance, our purchases emphasized issues with maturities of 20 years and longer. Where possible, we favored bonds with defensive characteristics, such as pricing to shorter calls. Meanwhile, sales included zero-coupon bonds with a variety of maturities. (Zero-coupon bonds tend to underperform during periods of rising interest rates.) We pared positions in pre-refunded issues with maturities of 10 years or less, particularly emphasizing those with maturities of five years or less. Within the longer-term portion of the portfolio, we found opportunities for relative value trading.

The trust remained well diversified across the major sectors of the municipal bond market, with a bias toward essential services. As of the close of the reporting period, the trust's largest allocations were hospital and general purpose sectors, followed by public education issues. The trust's bond holdings were invested in investment grade holdings, with credits rated AA or above accounting for approximately 75 percent of bond assets.

VGM's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          69.6%
AA/Aa                                                             4.9
A/A                                                               9.1
BBB/Baa                                                          14.0
BB/Ba                                                             0.4
B/B                                                               0.2
Non-Rated                                                         1.8

TOP FIVE SECTORS AS OF 4/30/06
Hospital                                                         15.0%
General Purpose                                                  12.9
Public Education                                                  8.5
Airports                                                          7.2
Wholesale Electric                                                6.5

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
California                                                       15.5%
New York                                                         11.8
Texas                                                             8.9
Illinois                                                          7.1
Florida                                                           5.3
New Jersey                                                        4.5
South Carolina                                                    4.1
Michigan                                                          3.4
North Carolina                                                    3.2
Arizona                                                           2.9
Washington                                                        2.8
Colorado                                                          2.6
Georgia                                                           2.5
Indiana                                                           2.0
Nevada                                                            2.0
Pennsylvania                                                      1.9
Iowa                                                              1.4
Alabama                                                           1.4
Tennessee                                                         1.3
Oregon                                                            1.3
Louisiana                                                         1.2
Minnesota                                                         1.2
Massachusetts                                                     1.1
Ohio                                                              1.0
Maryland                                                          0.9
Alaska                                                            0.8
Virginia                                                          0.7
Connecticut                                                       0.7
Kentucky                                                          0.7
Missouri                                                          0.7
District of Columbia                                              0.6
Oklahoma                                                          0.6
Guam                                                              0.5
Puerto Rico                                                       0.5
Wisconsin                                                         0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
                                       (continued from previous page)
South Dakota                                                      0.4
Kansas                                                            0.4
West Virginia                                                     0.4
Vermont                                                           0.2
New Hampshire                                                     0.2
Wyoming                                                           0.2
Mississippi                                                       0.1
Arkansas                                                          0.1
New Mexico                                                        0.1
Montana                                                           0.1
Utah                                                              0.1
North Dakota                                                      0.1
                                                                -----
Total Investments                                               100.0%
                                                                -----

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  157.1%
           ALABAMA  2.2%
$ 3,660    Alabama St Brd Ed Rev & Impt Southn Univ
           St Cmnty Rfdg (MBIA Insd) (a)............         5.250%  07/01/20   $    3,883,443
    750    Birmingham Baptist Med Ctr AL Baptist
           Hlth Sys Ser A...........................         5.875   11/15/24          786,877
  7,700    Birmingham Baptist Med Ctr AL Baptist
           Hlth Sys Ser A...........................         5.000   11/15/30        7,513,660
  2,250    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
           A........................................         5.250   01/01/23        2,356,852
  1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
           A........................................         5.000   01/01/24        1,022,310
                                                                                --------------
                                                                                    15,563,142
                                                                                --------------
           ALASKA  1.2%
  2,000    Alaska St Hsg Fin Corp Gen Hsg Ser A
           (FGIC Insd)..............................         5.000   12/01/30        2,045,480
  1,250    Alaska St Hsg Fin Corp Gen Hsg Ser A
           (FGIC Insd)..............................         5.250   12/01/34        1,310,237
  3,650    Alaska St Intl Arpt Rev Ser B
           (Prerefunded @ 10/01/12) (AMBAC Insd)....         5.250   10/01/27        3,932,911
  1,575    Matanuska-Susitna Boro, AK Ctf Partn Pub
           Safety Bldg Lease (FSA Insd).............         5.750   03/01/16        1,680,241
                                                                                --------------
                                                                                     8,968,869
                                                                                --------------
           ARIZONA  4.5%
  1,000    Arizona Hlth Fac Auth Hosp Sys Rev John C
           Lincoln Hlth Network
           (Prerefunded @ 12/01/12).................         6.375   12/01/37        1,145,210
  4,225    Arizona Tourism & Sports Auth
           Multipurpose Stad Fac Ser A (MBIA
           Insd)....................................         5.375   07/01/23        4,509,300
  6,075    Glendale, AZ Indl Dev Auth John C Lincoln
           Hlth Ser B Rfdg..........................         5.000   12/01/37        6,022,269
  3,050    Glendale, AZ Indl Dev Auth Rfdg..........         5.000   12/01/35        3,024,258
  3,500    Maricopa Cnty, AZ Hosp Rev Sun Hlth
           Corp.....................................         5.000   04/01/35        3,472,875
  2,800    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
           Lien (AMT) (FGIC Insd)...................         5.375   07/01/29        2,839,088
 11,750    University of AZ Med Ctr Corp............         5.000   07/01/35       11,603,360
                                                                                --------------
                                                                                    32,616,360
                                                                                --------------
           ARKANSAS  0.2%
  1,395    Washington Cnty, AR Hosp Rev Regl Med Ctr
           Ser B Rfdg...............................         5.000   02/01/30        1,369,206
                                                                                --------------

           CALIFORNIA  24.3%
  1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub
           Impt Proj Ser C (FSA Insd)...............         6.000   09/01/16        1,476,800
 11,235    Anaheim, CA Pub Fin Auth Rev Elec Sys
           Dist Fac Ser A (FSA Insd)................         5.000   10/01/31       11,524,863
  1,500    California Cnty, CA Tob Securitization
           Agy Merced Cnty Ser A Rfdg...............         5.125   06/01/38        1,463,025

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 1,660    California Cnty, CA Tob Securitization
           Agy Tob Sonoma Cnty Corp Rfdg............         5.000%  06/01/26   $    1,615,811
  1,000    California Cnty, CA Tob Securitization
           Agy Tob Sonoma Cnty Corp Rfdg............         5.250   06/01/45          986,050
  8,100    California Ed Fac Auth Rev Pepperdine
           Univ Ser A Rfdg (FGIC Insd)..............         5.000   09/01/33        8,314,083
 10,380    California Hlth Fac Fin Auth Rev Cedars
           Sinai Med Ctr Rfdg.......................         5.000   11/15/34       10,450,999
  1,500    California Pollutn Ctl Fin Auth Solid
           Waste Disp Rev Waste Mgmt Inc Proj Ser B
           (AMT)....................................         5.000   07/01/27        1,495,035
  5,000    California St............................         5.000   02/01/33        5,071,850
  2,500    California St (AMBAC Insd)...............         5.000   04/01/21        2,587,825
  7,500    California St (AMBAC Insd)...............         5.125   10/01/27        7,681,050
 13,000    California St (AMBAC Insd)...............         5.000   03/01/34       13,377,000
  1,000    California St Dept Wtr Res Ctr Vly Proj
           Rev Wtr Sys Ser X (FGIC Insd)............         5.000   12/01/29        1,026,770
  2,000    California St Dept Wtr Res Pwr Ser A
           (Prerefunded @ 05/01/12).................         6.000   05/01/15        2,256,300
  6,500    California St Dept Wtr Res Pwr Ser A
           (Prerefunded @ 05/01/12) (AMBAC Insd)....         5.375   05/01/18        7,119,905
  1,000    California St Pub Wks Brd UCLA
           Replacement Hosp Ser A (FSA Insd)........         5.375   10/01/20        1,065,070
  5,000    California St Univ Rev & Co Systemwide
           Ser A (AMBAC Insd).......................         5.000   11/01/33        5,121,250
  9,015    California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A..........         5.250   07/01/30        9,168,616
  1,350    California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A..........         5.000   07/01/39        1,320,799
  3,000    California Statewide Cmnty Dev Auth Rev
           Hlth Fac Adventist Hlth Ser A............         5.000   03/01/30        3,013,650
  3,750    California Statewide Cmnty Dev Auth Rev
           Hlth Fac Adventist Hlth Ser A............         5.000   03/01/35        3,762,787
  3,360    California Statewide Cmnty Dev Auth Rev
           Sutter Hlth Ser A........................         5.000   11/15/43        3,374,851
  2,000    El Dorado, CA Irr Dist Ctf Ser A (FGIC
           Insd)....................................         5.000   03/01/21        2,065,940
  2,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc Ser A (MBIA Insd)..........         5.000   09/01/33        2,055,260
  3,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc Ser B (MBIA Insd)..........         5.000   03/01/33        3,079,050
  2,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)..........           *     01/15/17        1,165,180
 10,750    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Sr Lien Ser A (Escrowed to
           Maturity)................................           *     01/01/23        4,874,265
  3,000    Fremont, CA Uni Sch Dist Ser A (FGIC
           Insd)....................................         5.000   08/01/25        3,099,300
  5,800    Golden St, CA Tob Securitization Corp CA
           Tob Settlement Rev Ser A.................         5.000   06/01/45        5,839,788

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 4,000    Los Angeles, CA Dept Wtr & Pwr Ser A
           (FGIC Insd)..............................         5.125%  07/01/40   $    4,108,280
  2,000    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser
           B (FSA Insd).............................         5.000   07/01/28        2,060,000
  1,500    Metropolitan Wtr Dist Southn CA Wtrwks
           Rev Auth Ser B 1 (FGIC Insd).............         5.000   10/01/33        1,542,555
  4,020    Oakland, CA Uni Sch Dist (FGIC Insd)
           (a)......................................         5.250   08/01/18        4,291,390
  3,500    Palm Springs, CA Fin Auth Lease Rev
           Convention Ctr Proj Ser A (MBIA Insd)....         5.500   11/01/35        3,817,800
  3,000    Port Oakland, CA Ser M (FGIC Insd).......         5.250   11/01/18        3,205,920
  6,000    Sacramento, CA Muni Util Dist Elec Rev
           Sacramento Mud Ser R (MBIA Insd).........         5.000   08/15/33        6,178,800
  2,000    Salinas, CA Uni High Sch Dist Ser A (MBIA
           Insd)....................................         5.000   06/01/27        2,060,680
  3,000    San Francisco, CA City & Cnty Pub Util
           Com Wtr Rev Ser A (MBIA Insd)............         5.000   11/01/32        3,070,200
  3,000    San Francisco, CA City & Cnty Second Ser
           Issue 29 B Rfdg (FGIC Insd)..............         5.125   05/01/20        3,134,550
  1,000    Santa Clara Cnty, CA Brd Ed Ctf Partn
           Rfdg (MBIA Insd).........................         5.000   04/01/25        1,028,530
  3,000    Temecula, CA Redev Agy Tax Temecula Redev
           Proj No 1 (MBIA Insd)....................         5.250   08/01/36        3,107,490
  4,700    Tobacco Securitization Auth Northn CA Tob
           Settlement Rev Bd Ser A1.................         5.375   06/01/38        4,733,370
  3,550    Tobacco Securitization Auth Northn CA Tob
           Settlement Rev Bd Ser A1.................         5.500   06/01/45        3,591,570
  1,600    Turlock, CA Hlth Fac Rev Ctf Partn
           Emanuel Med Ctr Inc......................         5.375   10/15/34        1,632,224
  2,550    Val Verde, CA Uni Sch Dist & Sch Constr
           Proj Ser B Rfdg (FGIC Insd)..............         5.000   01/01/35        2,613,877
                                                                                --------------
                                                                                   175,630,408
                                                                                --------------
           COLORADO  4.1%
  4,000    Adams & Arapahoe Cntys, CO Sch Dist 28
           Ser A (FSA Insd).........................         5.250   12/01/20        4,249,880
  2,000    Aurora, CO Ctf Partn (Prerefunded @
           12/01/10)
           (AMBAC Insd).............................         5.500   12/01/30        2,142,640
  3,405    Colorado Ed & Cultural Fac Auth Rev Impt
           Charter Sch Rfdg (XLCA Insd).............         5.250   12/01/23        3,591,049
  4,650    Colorado Ed & Cultural Fac Auth Rev
           Student Hsg Univ CO Fndtn Proj (AMBAC
           Insd)....................................         5.000   07/01/32        4,752,486
  2,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A (Escrowed to
           Maturity)................................         5.500   03/01/32        2,152,100
  3,000    Colorado Hlth Fac Auth Rev Covenant
           Retirement Cmntys Inc....................         5.000   12/01/35        2,929,650

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 1,125    Colorado Hlth Fac Auth Rev Hosp
           Portercare Adventist Hlth (Prerefunded @
           11/15/11)................................         6.500%  11/15/31   $    1,279,294
     26    Colorado Hsg Fin Auth Single Family Pgm
           Sr Ser B1 (AMT)..........................         7.650   11/01/26           26,177
  3,000    Colorado Springs, CO Util Rev Sys Sub
           Lien Impt Ser A Rfdg.....................         5.000   11/15/29        3,057,360
  2,650    Colorado Springs, CO Util Rev Sys Sub
           Lien Impt Ser B..........................         5.000   11/15/30        2,711,533
  1,000    El Paso Cnty, CO Ctf Partn Detention Fac
           Proj Ser B (AMBAC Insd)..................         5.375   12/01/18        1,069,800
  1,805    Lakewood, CO Ctf Partn (Prerefunded @
           12/01/10) (AMBAC Insd) (a)...............         5.300   12/01/16        1,921,783
                                                                                --------------
                                                                                    29,883,752
                                                                                --------------
           CONNECTICUT  1.1%
  2,750    Bridgeport, CT Ser A Rfdg (FGIC Insd)....         5.375   08/15/14        2,960,870
  3,580    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (AMT) (ACA Insd).........         6.600   07/01/24        3,905,959
  1,000    Hartford, CT Pkg Sys Rev Ser A
           (Prerefunded @ 07/01/10).................         6.500   07/01/25        1,101,030
                                                                                --------------
                                                                                     7,967,859
                                                                                --------------
           DISTRICT OF COLUMBIA  1.0%
  2,775    District of Columbia Hosp Rev Medlantic
           Hlthcare Ser A Rfdg (Escrowed to
           Maturity) (MBIA Insd)....................         5.250   08/15/12        2,841,961
  2,000    District of Columbia Rev Friendship Pub
           Charter Sch Inc (ACA Insd)...............         5.750   06/01/18        2,152,580
      5    District of Columbia Ser E (FSA Insd)
           (a)......................................         6.000   06/01/13            5,009
  2,000    Metropolitan Washington DC Arpt Auth Sys
           Ser A (AMT) (FGIC Insd)..................         5.250   10/01/32        2,058,640
                                                                                --------------
                                                                                     7,058,190
                                                                                --------------
           FLORIDA  8.3%
  3,500    Brevard Cnty, FL Hlth Fac Auth Hlthcare
           Fac Rev Hlth First Inc Proj..............         5.000   04/01/34        3,536,435
  2,500    Brevard Cnty, FL Sch Brd Ctf Partn Ser B
           Rfdg (FGIC Insd).........................         5.000   07/01/21        2,597,000
  4,570    Dade Cnty, FL Spl Oblig Cap Apprec Ser B
           Rfdg (Prerefunded @ 10/01/08)
           (AMBAC Insd).............................           *     10/01/26        1,385,670
    570    Escambia Cnty, FL Hlth Fac Auth Hlth Fac
           Rev FL Hlthcare Fac Ln (AMBAC Insd)......         5.950   07/01/20          598,528
  1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd)....................................         6.000   07/01/14        1,093,490
  2,500    Florida St Brd of Ed Cap Outlay Pub Ed
           Ser C (Prerefunded @ 06/01/10) (FGIC
           Insd)....................................         5.750   06/01/29        2,710,200

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,700    Florida St Brd of Ed Pub Ed Ser A........         5.000%  06/01/32   $    1,747,005
  7,295    Florida St Dept Trans Tpk Rev Ser A......         5.000   07/01/29        7,546,823
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser C Rfdg................         5.000   11/15/31        1,003,360
  1,250    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D.....................         5.000   11/15/35        1,256,187
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D.....................         5.375   11/15/35        1,030,020
  1,745    Hillsborough Cnty, FL Port Dist Rev Tampa
           Port Auth Proj Ser A (AMT) (MBIA Insd)...         5.375   06/01/27        1,830,610
  1,000    Marion Cnty, FL Sch Brd Ctf Partn
           (FSA Insd)...............................         5.250   06/01/18        1,061,330
  1,500    Miami Beach, FL Stormwtr Rev (FGIC
           Insd)....................................         5.250   09/01/25        1,577,775
  2,000    Miami-Dade Cnty, FL Aviation Miami Intl
           Arpt (AMT) (FGIC Insd)...................         5.375   10/01/27        2,086,880
  1,720    Miami-Dade Cnty, FL Aviation Miami Intl
           Arpt (AMT) (FGIC Insd)...................         5.375   10/01/32        1,790,830
  2,000    Miami-Dade Cnty, FL Aviation Ser A (AMT)
           (FSA Insd)...............................         5.125   10/01/35        2,042,920
  2,905    Miami-Dade Cnty, FL Pub Fac Rev Jackson
           Hlth Sys Ser A (MBIA Insd)...............         5.000   06/01/31        2,988,257
  2,435    Orange Cnty, FL Sch Brd Ctf Partn Ser A
           (AMBAC Insd).............................         5.250   08/01/14        2,604,427
  4,000    Orange Cnty, FL Tourist Dev Tax Rev
           (Prerefunded @ 10/01/09) (AMBAC Insd)....         5.625   10/01/14        4,240,800
  2,000    Orange Cnty, FL Tourist Dev Tax Rev
           (Prerefunded @ 10/01/09) (AMBAC Insd)....         5.500   10/01/31        2,112,440
  1,655    Reedy Creek Impt Dist FL Ser A Rfdg
           (AMBAC Insd).............................         5.500   06/01/11        1,786,308
  1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
           (FSA Insd) (a)...........................         5.500   07/01/14        1,310,248
  1,000    Tallahassee, FL Lease Rev FL St Univ Proj
           Ser A (MBIA Insd) (a)....................         5.500   08/01/17        1,068,730
  1,115    Tallahassee, FL Lease Rev FL St Univ Proj
           Ser A (MBIA Insd) (a)....................         5.500   08/01/19        1,191,634
  1,250    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A....................................         5.750   07/01/19        1,299,175
  2,880    Tampa, FL Occupational License Ser A Rfdg
           (FGIC Insd)..............................         5.375   10/01/15        3,104,006
  1,000    Tampa-Hillsborough Cnty, FL Expwy Auth
           Rev (AMBAC Insd).........................         5.000   07/01/25        1,043,300

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,125    University Cent FL Ctf Partn UCF
           Convocation Corp Ser A (FGIC Insd).......         5.000%  10/01/35   $    1,153,440
  1,000    Village Ctr Cmnty Dev Dist FL
           Recreational Rev Ser A (MBIA Insd).......         5.125   11/01/36        1,042,960
                                                                                --------------
                                                                                    59,840,788
                                                                                --------------
           GEORGIA  4.0%
  2,285    Albany Dougherty, GA Inner City Auth Rev
           Albany St Univ Student Hsg Ser A
           (XLCA Insd)..............................         5.000   07/01/31        2,351,768
  2,000    Atlanta, GA Arpt Passenger Fac Charge Rev
           Gen Sub Lien Ser C (FSA Insd)............         5.000   01/01/33        2,047,700
  3,483    Fulton Cnty, GA Lease Rev (Acquired
           12/23/94, Cost $3,483,124) (b)...........         7.250   06/15/10        3,567,033
  1,500    George L Smith II GA World Congress Cent
           Auth Rev Domed Stadium Proj Rfdg (AMT)
           (MBIA Insd)..............................         5.500   07/01/20        1,578,405
  2,635    Georgia Muni Elec Auth Pwr Rev Ser A
           (MBIA Insd)..............................         6.500   01/01/20        3,197,362
  3,000    Georgia Muni Elec Auth Pwr Rev Ser B Rfdg
           (FGIC Insd)..............................         6.250   01/01/17        3,492,180
  5,575    Georgia Muni Elec Auth Pwr Rev Ser Y
           (MBIA Insd)..............................         6.500   01/01/17        6,464,770
    240    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd).......         6.500   01/01/17          280,382
     85    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Prerefunded @ 01/01/14) (MBIA Insd).....         6.500   01/01/17           98,705
  2,000    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd)...................         5.250   11/01/22        2,115,340
    800    Royston, GA Hosp Auth Hosp Rev Ctf
           Hlthcare Sys Inc.........................         6.700   07/01/16          808,168
  2,500    Royston, GA Hosp Auth Hosp Rev Ctf
           Hlthcare Sys Inc.........................         6.500   07/01/27        2,482,675
                                                                                --------------
                                                                                    28,484,488
                                                                                --------------
           ILLINOIS  11.2%
  2,000    Bedford Park, IL Ser A Rfdg (FSA Insd)...         5.250   12/15/20        2,134,200
  2,000    Chicago, IL Brd of Ed (Prerefunded @
           12/01/10) (FGIC Insd)....................         5.500   12/01/31        2,146,120
  4,000    Chicago, IL Brd of Ed Chicago Sch Reform
           Ser A (AMBAC Insd).......................         5.250   12/01/27        4,145,200
  1,500    Chicago, IL Lakefront Millennium Pk Fac
           (MBIA Insd)..............................         5.125   01/01/28        1,537,065
  1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser C-2 Rfdg (AMT) (FSA
           Insd)....................................         5.250   01/01/30        1,540,380
  3,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser C-2 Rfdg (AMT) (XLCA
           Insd)....................................         5.250   01/01/34        3,080,760

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 7,950    Chicago, IL O'Hare Intl Arpt Rev Rols RR
           II Ser 494 (Inverse Floating Rate)
           (Acquired 12/16/05 & 02/17/06, Cost
           $9,114,004) (MBIA Insd) (b)..............         6.586%  01/01/24   $    8,956,072
  2,500    Chicago, IL O'Hare Intl Arpt Rev Rols RR
           II R Ser 522 (Inverse Floating Rate)
           (Acquired 02/24/06, Cost $2,953,500)
           (FGIC Insd) (b)..........................         6.586   01/01/23        2,821,475
  1,000    Chicago, IL O'Hare Intl Arpt Rev Second
           Lien Passenger Fac Ser B (AMBAC Insd)....         5.500   01/01/16        1,067,930
  2,000    Chicago, IL O'Hare Intl Arpt Rev Second
           Lien Passenger Fac Ser B (AMBAC Insd)....         5.500   01/01/17        2,128,740
  3,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)
           (c)......................................         5.000   01/01/31        3,571,645
    375    Chicago, IL Proj Ser C Rfdg (FGIC
           Insd)....................................         5.750   01/01/14          405,562
    375    Chicago, IL Proj Ser C Rfdg (FGIC
           Insd)....................................         5.750   01/01/15          405,562
    305    Chicago, IL Proj Ser C Rfdg (Prerefunded
           @ 07/01/10) (FGIC Insd)..................         5.750   01/01/14          331,026
    320    Chicago, IL Proj Ser C Rfdg (Prerefunded
           @ 07/01/10) (FGIC Insd)..................         5.750   01/01/14          347,306
    625    Chicago, IL Proj Ser C Rfdg (Prerefunded
           @ 07/01/10) (FGIC Insd)..................         5.750   01/01/15          678,331
  4,895    Chicago, IL Pub Bldg Comm Bldg Rev Cap
           Apprec Ser A (Escrowed to Maturity) (MBIA
           Insd)....................................           *     01/01/07        4,777,569
  1,000    Chicago, IL Ser B Rfdg (AMBAC Insd)......         5.125   01/01/15        1,057,440
  1,000    Cook Cnty, IL Ser A (FGIC Insd)
           (Prerefunded @ 05/15/11).................         5.500   11/15/31        1,079,060
  3,230    Cook Cnty, IL Ser A Rfdg (MBIA Insd).....         5.625   11/15/16        3,344,697
  3,500    Du Page Cnty, IL Fst Presv Dist..........           *     11/01/10        2,931,565
  2,310    Illinois Dev Fin Auth Rev Adventist Hlth
           Ser A (MBIA Insd)........................         5.500   11/15/13        2,506,350
  2,500    Illinois Dev Fin Auth Rev Adventist Hlth
           Ser A (MBIA Insd)........................         5.500   11/15/15        2,709,400
  1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 Ser B (FSA Insd) (a)....         5.750   01/01/15        1,607,927
  1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 Ser B (FSA Insd) (a)....         5.750   01/01/17        1,241,226
  3,285    Illinois Dev Fin Auth Rev Presbyterian
           Home Lake Proj Ser B (FSA Insd)..........         6.300   09/01/22        3,375,994
  2,000    Illinois Ed Fac Auth Rev Lewis Univ
           (Prerefunded @ 10/01/06).................         6.100   10/01/16        2,045,860
  2,000    Illinois Ed Fac Auth Rev Lewis Univ
           (Prerefunded @ 10/01/06).................         6.125   10/01/26        2,041,640
  1,330    Illinois Fin Auth Solid Waste Rev Disp
           Waste Mgmt Inc Proj Ser A (AMT)..........         5.050   08/01/29        1,311,978
  1,325    Illinois Fin Auth Student Hsg Rev MJH Ed
           Assistance IV Sr Ser A...................         5.125   06/01/35        1,328,418

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,250    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser C (FSA Insd) (a)................         6.750%  04/15/17   $    1,463,463
    700    Illinois Hlth Fac Auth Rev Highland Park
           Hosp Proj Ser A (Prerefunded @ 10/01/07)
           (MBIA Insd)..............................         5.750   10/01/17          732,956
  2,275    Illinois Hlth Fac Auth Rev South Suburban
           Hosp (Escrowed to Maturity)..............         7.000   02/15/18        2,686,866
  1,000    Illinois St (FGIC Insd)..................         5.250   12/01/20        1,020,830
  3,500    Illinois St First Ser (FGIC Insd)........         5.375   11/01/14        3,750,635
  1,900    Kendall, Kane & Will Cntys, IL Cmnty Unit
           Sch Dist No 308 Ser B (FGIC Insd)........         5.250   10/01/21        2,011,815
    250    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl Expn
           Proj (FGIC Insd).........................         5.375   12/15/18          263,280
  1,250    Sangamon Cnty, IL Ctf Partn..............        10.000   12/01/06        1,293,988
  1,000    Schaumburg, IL Ser B (FGIC Insd).........         5.000   12/01/41        1,019,900
                                                                                --------------
                                                                                    80,900,231
                                                                                --------------
           INDIANA  3.2%
  2,560    East Washington, IN Multi Sch Bldg Corp
           First Mtg (Prerefunded @ 07/15/12) (FGIC
           Insd)....................................         5.375   07/15/28        2,768,333
  1,660    Indiana Hlth & Ed Fac Fin Auth Hosp Rev
           Clarian Hlth Oblig Ser A.................         5.000   02/15/36        1,669,462
  3,500    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
           Proj Ser A (AMBAC Insd)..................         5.000   05/01/35        3,584,140
  4,000    Indiana Hlth Fac Fin Auth Rev Deaconess
           Hosp Ser A (AMBAC Insd)..................         5.375   03/01/34        4,214,800
  4,000    Indiana Transn Fin Auth Toll Rd Lease Rev
           Rfdg (AMBAC Insd)........................         5.375   07/01/09        4,089,800
  1,280    North Adams, IN Cmnty Sch Renovation Bldg
           Corp Cap Apprec First Mtg (FSA Insd)
           (a)......................................           *     01/15/19          699,469
  1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr &
           Lt (AMT).................................         5.950   12/01/29        1,588,185
  1,605    Richland Beanblossom, IN Sch First Mtg
           (Prerefunded @ 07/15/11) (FGIC Insd)
           (a)......................................         5.500   07/15/12        1,733,801
  2,530    Vigo Cnty, IN Sch Bldg Corp First Mtg
           Impt & Rfdg (FSA Insd)...................         5.250   07/10/24        2,649,720
                                                                                --------------
                                                                                    22,997,710
                                                                                --------------
           IOWA  2.2%
  1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd) (a)................................         5.750   06/01/15        1,807,045
  1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd) (a)................................         5.750   06/01/16        1,915,680
  2,750    Tobacco Settlement Auth IA Tob Settlement
           Rev Ser C................................         5.375   06/01/38        2,749,863

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           IOWA (CONTINUED)
$ 6,700    Tobacco Settlement Auth IA Tob Settlement
           Rev Ser C................................         5.500%  06/01/42   $    6,759,228
  2,750    Tobacco Settlement Auth IA Tob Settlement
           Rev Ser C................................         5.625   06/01/46        2,806,705
                                                                                --------------
                                                                                    16,038,521
                                                                                --------------
           KANSAS  0.6%
  3,810    Kansas St Dev Fin Auth Rev KS Proj Ser N
           (AMBAC Insd) (a).........................         5.250   10/01/22        4,016,426
                                                                                --------------

           KENTUCKY  1.1%
  1,000    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (AMT)
           (MBIA Insd)..............................         6.200   03/01/08        1,040,660
  3,690    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (AMT)
           (MBIA Insd) (a)..........................         6.250   03/01/09        3,908,300
  2,450    Louisville & Jefferson Cnty, KY Swr Ser A
           (MBIA Insd) (a)..........................         5.500   05/15/16        2,667,781
                                                                                --------------
                                                                                     7,616,741
                                                                                --------------
           LOUISIANA  1.9%
  4,395    Ernest N Morial New Orleans, LA Exhib
           Hall Auth Spl Tax Sub Ser A (AMBAC
           Insd)....................................         5.250   07/15/22        4,583,458
  1,000    Ernest N Morial New Orleans, LA Exhib
           Hall Auth Spl Tax Sub Ser A (AMBAC
           Insd)....................................         5.000   07/15/33        1,010,480
  3,000    Lafayette, LA Util Rev (MBIA Insd).......         5.250   11/01/21        3,191,400
  2,470    Louisiana Hsg Fin Agy Rev Azalea Estates
           Rfdg Ser A (AMT) (GNMA Collateralized)...         5.375   10/20/39        2,519,820
  2,580    Louisiana Loc Govt Environmental Rev
           Southeastn LA Student Hsg Ser A
           (MBIA Insd)..............................         5.250   08/01/21        2,720,249
                                                                                --------------
                                                                                    14,025,407
                                                                                --------------
           MARYLAND  1.4%
  1,500    Baltimore, MD Conv Ctr Hotel Rev Drivers
           Ser 1251 (Inverse Floating Rate)
           (Acquired 02/06/06, Cost $1,765,635)
           (XLCA Insd) (b)..........................         6.370   03/01/14        1,708,455
  1,425    Maryland St Hlth & Higher Ed Fac Auth Rev
           Hosp Cecil Cnty Issue....................         5.000   07/01/35        1,433,764
  2,500    Maryland St Hlth & Higher Ed Fac Auth Rev
           MD Inst College of Art...................         5.000   06/01/40        2,436,000
  2,250    Maryland St Trans Auth Arpt
           Baltimore/Wash Intl Arpt Ser B (AMT)
           (AMBAC Insd).............................         5.125   03/01/24        2,335,703
  2,350    Northeast, MD Waste Disp Auth Rfdg (AMT)
           (AMBAC Insd).............................         5.500   04/01/16        2,502,069
                                                                                --------------
                                                                                    10,415,991
                                                                                --------------

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MASSACHUSETTS  1.7%
$   500    Massachusetts St Hlth & Ed Fac Auth Rev
           Hlthcare Sys Covenant Hlth...............         6.000%  07/01/31   $      527,795
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C.................         5.750   07/01/32        1,075,310
  5,835    Massachusetts St Hlth & Ed Fac Auth Rev
           Univ MA Mem Issue Ser D..................         5.000   07/01/33        5,787,445
  2,805    Massachusetts St Port Auth Rev Ser A
           (MBIA Insd)..............................         5.000   07/01/22        2,912,656
  1,750    Massachusetts St Wtr Res Auth Rols RR II
           R Ser 526 (Inverse Floating Rate)
           (Acquired 03/10/06, Cost $1,936,235)
           (AMBAC Insd) (b).........................         6.079   08/01/31        1,876,263
                                                                                --------------
                                                                                    12,179,469
                                                                                --------------
           MICHIGAN  5.4%
  3,015    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1.....................           *     07/01/17        1,694,551
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1 (a).................           *     07/01/18        1,618,452
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1 (a).................           *     07/01/19        1,529,484
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1 (a).................           *     07/01/22        1,289,449
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1 (a).................           *     07/01/23        1,222,623
  3,050    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Ser C1 (a).................           *     07/01/24        1,157,201
  2,965    Detroit, MI Wtr Supply Sys Ser C (MBIA
           Insd) (a)................................         5.250   07/01/20        3,146,339
  3,500    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)..............................           *     06/01/15        2,350,390
  2,765    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)..............................           *     06/01/16        1,763,241
  2,000    Grand Rapids, MI Wtr Supply Sys Rfdg
           (FGIC Insd)..............................         5.750   01/01/13        2,161,040
  1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Ctr.................         5.750   05/15/18        1,224,462
  2,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A....................................         6.000   07/01/35        2,131,620
  4,000    Michigan St Bldg Auth Rev Fac Pgm Ser III
           Rfdg (FSA Insd)..........................         5.000   10/15/26        4,116,680
  2,850    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Cr Ser A (Prerefunded @ 11/15/09)
           (MBIA Insd)..............................         5.750   11/15/18        3,059,646
  2,500    Michigan St Strategic Fd Detroit Edison
           Co Proj Ser A (AMT) (XLCA Insd)..........         5.500   06/01/30        2,646,800

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 2,500    Michigan St Strategic Fd Detroit Edison
           Co Proj Ser C (AMT) (XLCA Insd)..........         5.450%  12/15/32   $    2,619,525
  2,500    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg (AMBAC Insd)......         4.850   09/01/30        2,595,675
  1,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg (AMT).............         5.650   09/01/29        1,037,130
  1,355    Zeeland, MI Pub Sch Bldg & Site
           (MBIA Insd) (a)..........................         5.250   05/01/21        1,442,370
                                                                                --------------
                                                                                    38,806,678
                                                                                --------------
           MINNESOTA  1.8%
  1,175    Maple Grove, MN Hlthcare Fac North Mem
           Hlthcare.................................         5.000   09/01/35        1,185,845
  5,000    Minneapolis & Saint Paul, MN Metro Arpt
           Comm Arpt Rev Ser A (FGIC Insd)..........         5.125   01/01/31        5,111,850
     50    Minnesota Agric & Econ Dev Brd Rev
           Hlthcare Sys A (MBIA Insd)...............         5.750   11/15/26           52,301
  2,750    Minnesota Agric & Econ Dev Brd Rev
           Hlthcare Sys A (Prerefunded @ 11/15/07)
           (MBIA Insd)..............................         5.750   11/15/26        2,887,418
  1,250    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj............................         6.000   11/15/35        1,338,650
  1,100    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj............................         6.000   11/15/30        1,178,782
  1,550    Stillwater, MN Hlthcare Rev Hlth Sys
           Oblig Group..............................         5.000   06/01/35        1,549,458
                                                                                --------------
                                                                                    13,304,304
                                                                                --------------
           MISSISSIPPI  0.2%
  1,500    Mississippi Hosp Equip & Fac Auth Rev MS
           Baptist Med Ctr Rfdg (MBIA Insd).........         6.000   05/01/13        1,517,370
                                                                                --------------

           MISSOURI  1.0%
  1,500    Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp
           Assoc....................................         5.625   06/01/27        1,536,375
  1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
           Rev Lutheran Sr Svc Heisinger Proj.......         5.500   02/01/35        1,286,438
  1,625    Jefferson Cnty, MO Reorg Sch Dist No R-6
           (FGIC Insd)..............................         5.625   03/01/20        1,726,888
  1,500    Kansas City, MO Met Cmnty Leasehold Jr
           College Impt & Rfdg (FGIC Insd)..........         5.500   07/01/17        1,602,345
  1,250    Saint Charles, MO Ctf Partn Ser B........         5.500   05/01/18        1,301,700
                                                                                --------------
                                                                                     7,453,746
                                                                                --------------
           MONTANA  0.2%
  1,300    Forsyth, MT Pollutn Ctl Rev Northwestn
           Corp Colstrip Rfdg (AMBAC Insd) (e)......         4.650   08/01/23        1,304,446
                                                                                --------------

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEVADA  3.0%
$ 8,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
           (FGIC Insd)..............................         5.000%  07/01/36   $    8,158,080
  5,165    Clark Cnty, NV Bd Bk (MBIA Insd).........         5.000   06/01/32        5,279,663
  3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser A (AMT) (AMBAC Insd).......         5.250   07/01/34        3,107,640
  3,500    Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser D (AMT) (FGIC Insd)........         5.250   03/01/38        3,634,575
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
           (Prerefunded @ 06/01/12) (AMBAC Insd)....         5.125   06/01/32        1,600,230
                                                                                --------------
                                                                                    21,780,188
                                                                                --------------
           NEW HAMPSHIRE  0.3%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch...........................         7.000   07/01/30        1,059,000
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
           Pennichuck Wtrwks Inc (AMT)
           (AMBAC Insd).............................         6.300   05/01/22        1,042,840
                                                                                --------------
                                                                                     2,101,840
                                                                                --------------
           NEW JERSEY  7.0%
  1,000    Bergen Cnty, NJ Impt Auth Sch Dist Rev
           Wyckoff Twp Brd Ed Proj..................         5.000   04/01/32        1,038,020
  1,200    New Jersey Econ Dev Auth Cig Tax.........         5.750   06/15/29        1,268,892
  1,500    New Jersey Econ Dev Auth Cig Tax.........         5.750   06/15/34        1,577,880
  3,000    New Jersey Econ Dev Auth Rev Motor
           Vehicle Sur Rev Ser A (MBIA Insd)........         5.000   07/01/23        3,110,820
 25,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd).....................         5.900   03/15/21       29,046,500
  3,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)..................         5.250   09/01/19        3,189,930
  1,835    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)..................         5.250   09/01/21        1,945,063
    710    New Jersey St Tpk Auth Tpk Rev Ser A
           (MBIA Insd)..............................         6.000   01/01/11          777,081
    290    New Jersey St Tpk Auth Tpk Rev Ser A
           (Escrowed to Maturity) (MBIA Insd).......         6.000   01/01/11          317,921
  6,000    New Jersey St Tpk Auth Tpk Rev Ser C-1
           (AMBAC Insd).............................         5.000   01/01/35        6,142,260
  2,095    New Jersey St Trans Tr Fd Auth Trans Sys
           Ser A....................................         5.750   06/15/17        2,333,851
                                                                                --------------
                                                                                    50,748,218
                                                                                --------------
           NEW MEXICO  0.2%
  1,250    Jicarilla, NM Apache Nation Rev Ser A
           (Acquired 10/23/03, Cost $1,275,475)
           (b)......................................         5.500   09/01/23        1,309,913
                                                                                --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK  18.3%
$ 2,980    Erie Cnty, NY Tob Asset Securitization
           Corp Ser A...............................         5.000%  06/01/38   $    2,876,058
  3,000    Metropolitan Trans Auth NY Commuter Fac
           Rev Ser A (Prerefunded @ 01/01/08) (MBIA
           Insd)....................................         5.625   07/01/27        3,138,870
  3,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
           (AMBAC Insd).............................         5.500   11/15/18        3,251,490
  6,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
           (FSA Insd)...............................         5.000   11/15/30        6,152,280
  2,500    Metropolitan Trans Auth NY Rev Ser A Rfdg
           (FGIC Insd)..............................         5.250   11/15/31        2,633,350
  1,000    Nassau Cnty, NY Tob Settlement Corp Asset
           Bkd Ser A-3..............................         5.000   06/01/35          970,860
  2,000    Nassau Cnty, NY Tob Settlement Corp Asset
           Bkd Ser A-3..............................         5.125   06/01/46        1,943,580
  5,700    New York City Muni Wtr Fin Auth Wtr & Swr
           Sys Rev Ser A (FSA Insd) (a).............         5.375   06/15/17        6,112,794
    445    New York City Ser C (a)..................         7.000   08/15/08          446,139
  2,000    New York City Ser H......................         5.750   03/15/13        2,162,040
  1,700    New York City Ser I......................         6.000   04/15/12        1,749,691
 16,930    New York City Trans Auth Trans Fac
           Livingston Plaza Proj Rfdg (Escrowed to
           Maturity) (FSA Insd).....................         5.400   01/01/18       18,541,228
  6,000    New York City Trans Future Tax Second Ser
           A Rfdg (d)...............................  5.500/14.000   11/01/26        6,452,340
  5,305    New York City Trans Future Tax Second Ser
           C (AMBAC Insd)...........................         5.250   08/01/20        5,641,125
  2,000    New York City Trans Future Tax Second Ser
           C (AMBAC Insd)...........................         5.250   08/01/22        2,125,480
  4,545    New York City Trans Future Tax Second Ser
           D (MBIA Insd)............................         5.250   02/01/21        4,814,473
  1,775    New York Cnty Tob Tr IV Settlement Pass
           Thru Ser A...............................         5.000   06/01/42        1,693,758
  2,500    New York St Dorm Auth Lease Rev Muni Hlth
           Fac Impt Pgm Ser A (FSA Insd)............         5.500   05/15/25        2,592,550
 11,640    New York St Dorm Auth Rev City Univ Sys
           Ser C....................................         7.500   07/01/10       12,528,947
  3,000    New York St Dorm Auth Rev Hosp (MBIA
           Insd)....................................         5.000   08/01/33        3,088,740
  2,000    New York St Dorm Auth Rev Sch Dist Fin
           Pgm Ser D (MBIA Insd)....................         5.500   10/01/17        2,165,480
  3,000    New York St Dorm Auth Rev St Univ Ed Fac
           (Prerefunded @ 05/15/10) (FGIC Insd).....         5.750   05/15/24        3,260,910
  2,000    New York St Dorm Auth Rev St Univ Ed Fac
           1989 Res (MBIA Insd).....................         6.000   05/15/16        2,187,840

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 1,500    New York St Environmental Fac Revolving
           Fd Ser C.................................         5.000%  07/15/21   $    1,565,025
  2,840    New York St Loc Govt Assistance Corp Ser
           E Rfdg...................................         6.000   04/01/14        3,209,058
  1,500    New York St Urban Dev Corp Rev Proj Cent
           for Indl Innovation Rfdg.................         5.500   01/01/13        1,622,820
  2,680    Port Auth NY & NJ Cons 119th Ser (AMT)
           (FGIC Insd)..............................         5.500   09/15/17        2,722,585
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (AMT)
           (MBIA Insd)..............................         5.750   12/01/22        3,141,450
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (AMT)
           (MBIA Insd)..............................         5.750   12/01/25        3,085,020
  7,750    Triborough Brdg & Tunl Auth NY Rev Rfdg
           (MBIA Insd)..............................         5.000   11/15/32        7,947,548
  6,000    Tsasc Inc, NY Ser 1......................         5.000   06/01/34        5,827,800
  5,000    Tsasc Inc, NY Ser 1......................         5.125   06/01/42        4,879,300
  1,700    Westchester, NY Tob Asset Securitization
           Corp.....................................         5.125   06/01/38        1,663,246
                                                                                --------------
                                                                                   132,193,875
                                                                                --------------
           NORTH CAROLINA  5.1%
  2,000    Charlotte, NC Ctf Partn Convention Fac
           Proj Ser A Rfdg..........................         5.500   08/01/19        2,152,460
  4,000    North Carolina Eastern Muni Pwr Agy Pwr
           Sys Rev Ser D............................         6.750   01/01/26        4,353,080
 25,000    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd)................         6.000   01/01/12       27,614,500
  2,300    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)....................................         5.250   01/01/19        2,432,043
                                                                                --------------
                                                                                    36,552,083
                                                                                --------------
           NORTH DAKOTA  0.1%
    860    North Dakota St Hsg Fin Agy Rev Hsg Fin
           Pgm Home Mtg Fin Ser B (AMT)
           (MBIA Insd)..............................         5.500   07/01/29          862,468
                                                                                --------------

           OHIO  1.6%
  1,000    Cleveland, OH Muni Sch Dist (FSA Insd)...         5.250   12/01/23        1,062,550
  3,000    Columbus, OH City Sch Dist Sch Fac Constr
           & Impt (FSA Insd)........................         5.250   12/01/22        3,205,020
  2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj.....................................         7.500   01/01/30        2,204,360
  1,000    Delaware Cnty, OH Cap Fac
           (Prerefunded @ 12/01/10).................         6.000   12/01/25        1,102,400
  1,000    Hamilton, OH One Renaissance Ctr Ser A
           (AMBAC Insd).............................         5.500   11/01/16        1,087,840

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OHIO (CONTINUED)
$ 1,000    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare.................................         5.375%  10/01/30   $    1,039,830
  2,000    Lorain, OH City Sch Dist Classroom Fac
           Impt (MBIA Insd).........................         5.250   12/01/20        2,135,540
                                                                                --------------
                                                                                    11,837,540
                                                                                --------------
           OKLAHOMA  0.9%
  1,505    Alva, OK Hosp Auth Hosp Rev Sales Tax
           (Radian Insd)............................         5.250   06/01/25        1,577,526
    450    Central, OK Trans & Pkg Auth Rev Pkg Sys
           (AMBAC Insd).............................         5.000   07/01/18          467,978
  1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (Prerefunded @ 07/01/10) (MBIA Insd).....         6.100   07/01/30        1,647,510
  1,575    Oklahoma City, OK Arpt Tr Jr Lien 27th
           Ser B (AMT) (FSA Insd)...................         5.750   07/01/16        1,660,712
  1,000    Oklahoma City, OK Pub Ppty Auth Hotel Tax
           Rev (FGIC Insd)..........................         5.250   10/01/29        1,062,980
                                                                                --------------
                                                                                     6,416,706
                                                                                --------------
           OREGON  2.1%
  5,350    Oregon Hlth Sciences Univ Insd Ser A
           (MBIA Insd)..............................         5.250   07/01/22        5,664,152
  5,060    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)....................................         5.250   11/01/17        5,357,427
    745    Oregon St Vets Welfare Ser 76A...........         6.050   10/01/28          750,960
  1,135    Portland, OR Swr Sys Rev Second Lien Ser
           A Rfdg (FSA Insd)........................         5.250   06/01/19        1,206,392
  1,985    Portland, OR Urban Renewal & Redev
           Downtown Wtrfront Ser A (AMBAC Insd).....         5.750   06/15/16        2,148,564
                                                                                --------------
                                                                                    15,127,495
                                                                                --------------
           PENNSYLVANIA  3.1%
    230    Allegheny Cnty, PA San Auth Swr Rev (MBIA
           Insd)....................................         5.500   12/01/30          246,049
    575    Allegheny Cnty, PA Ser C-53 Rfdg
           (FGIC Insd)..............................         5.500   11/01/14          617,107
  3,170    Falls Twp, PA Hosp Auth Hosp Rev DE Vly
           Med Rfdg (FHA Gtd).......................         7.000   08/01/22        3,191,936
  1,000    Greensburg Salem, PA Sch Dist Rfdg (FGIC
           Insd)....................................         5.375   09/15/15        1,077,410
     60    Penn Hills, PA (Prerefunded @ 12/01/07)
           (FGIC Insd)..............................         5.900   12/01/17           62,047
  1,000    Pennsylvania St Higher Ed Fac Auth
           College & Univ Rev Bryn Mawr College
           (MBIA Insd)..............................         5.625   12/01/27        1,037,180
  1,000    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A......................         6.250   01/15/18        1,089,390
  2,600    Philadelphia, PA Auth Indl Dev Lease Rev
           Ser B (FSA Insd).........................         5.500   10/01/16        2,817,074

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,000    Philadelphia, PA Auth Indl Dev
           Philadelphia Arpt Sys Proj Ser A (AMT)
           (FGIC Insd)..............................         5.125%  07/01/19   $    1,032,490
  2,400    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance Fourth Ser (FSA Insd)..........         5.250   08/01/22        2,521,608
  1,290    Philadelphia, PA Gas Wks Rev 18th Ser
           (AGL Insd)...............................         5.250   08/01/19        1,361,943
  4,570    Pittsburgh, PA Ser A (AMBAC Insd)........         5.500   09/01/16        4,939,256
  2,000    Ridley Park, PA Hosp Auth Rev Taylor Hosp
           Ser A (Escrowed to Maturity).............         6.000   12/01/13        2,157,160
                                                                                --------------
                                                                                    22,150,650
                                                                                --------------
           SOUTH CAROLINA  6.5%
  2,275    Beaufort Cnty, SC Tax Increment New Riv
           Redev Proj Area (MBIA Insd) (a)..........         5.500   06/01/19        2,458,206
  2,375    Berkeley Cnty, SC Sch Dist Ctf Partn
           Berkeley Sch Fac Grp Inc (Escrowed to
           Maturity) (MBIA Insd)....................         5.250   02/01/16        2,491,755
  6,750    Charleston Ed Excellence Fin Corp SC Rev
           Rols RR II R Ser 471 (Inverse Floating
           Rate) (Acquired 12/06/05, Cost
           $7,386,660) (b)..........................         6.586   12/01/26        7,413,120
  5,000    Charleston Ed Excellence Fin Corp SC Rev
           Rols RR II R Ser 515 (Inverse Floating
           Rate) (Acquired 02/10/06, Cost
           $5,725,650) (AGC Insd) (b)...............         6.586   12/01/30        5,531,300
  1,000    Chesterfield Cnty, SC Sch Dist (FSA
           Insd)....................................         5.375   03/01/18        1,066,120
  2,080    Laurens Cnty, SC Sch Dist No 55
           Installment Pur Rev......................         5.250   12/01/30        2,126,301
  2,300    Medical Univ SC Hosp Auth Fac Rev Mtg Ser
           A Rfdg (MBIA Insd).......................         5.250   08/15/25        2,426,339
  1,840    Myrtle Beach, SC Hospitality Fee Rev Ser
           A (FGIC Insd) (a)........................         5.375   06/01/21        1,979,748
  1,935    Myrtle Beach, SC Hospitality Fee Rev Ser
           A (FGIC Insd) (a)........................         5.375   06/01/22        2,081,963
  1,000    Newberry Invtg in Newberry Cnty Sch Dist
           Proj.....................................         5.000   12/01/30          991,700
  4,500    South Carolina Jobs Econ Dev Auth Indl
           Rev Elec & Gas Co Proj Ser A (AMBAC
           Insd)....................................         5.200   11/01/27        4,736,385
  3,750    South Carolina Jobs Econ Dev Auth Indl
           Rev Elec & Gas Co Proj Ser B (AMT)
           (AMBAC Insd).............................         5.450   11/01/32        3,928,800
  9,290    South Carolina Trans Infrastructure Bk
           Rev Ser A (AMBAC Insd)...................         5.000   10/01/33        9,535,906
                                                                                --------------
                                                                                    46,767,643
                                                                                --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           SOUTH DAKOTA  0.6%
$ 2,250    Deadwood, SD Ctf Partn (ACA Insd)........         6.375%  11/01/20   $    2,426,513
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Childrens Care Hosp Rfdg.................         6.125   11/01/29        1,050,610
    985    South Dakota St Hlth & Ed Fac Auth
           Vocational Ed Pgm Ser A (AMBAC Insd).....         5.400   08/01/13        1,018,303
                                                                                --------------
                                                                                     4,495,426
                                                                                --------------
           TENNESSEE  2.1%
  4,345    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
           CDFI Phase I LLC Proj Ser A Rfdg.........         5.125   10/01/35        4,241,632
  6,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev First Mtg Mtn States Hlth Ser A......         5.500   07/01/36        6,219,540
  3,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev First Mtg Mtn States Rfdg
           (MBIA Insd)..............................         7.500   07/01/25        4,263,665
    410    Montgomery Cnty, TN Pub Impt Rfdg (FGIC
           Insd) (a)................................         5.500   05/01/16          443,854
                                                                                --------------
                                                                                    15,168,691
                                                                                --------------
           TEXAS  14.0%
  1,370    Alliance Arpt Auth Inc TX Spl Fac Rev
           Fedex Corp Proj Rfdg (AMT) (e)...........         4.850   04/01/21        1,358,889
  2,685    Beaumont, TX Wtrwks & Swr Sys
           (Prerefunded @ 09/01/10) (FGIC Insd)
           (a)......................................         6.250   09/01/15        2,949,795
  5,425    Boerne, TX Indpt Sch Dist Bldg (PSF
           Gtd).....................................         5.000   02/01/35        5,528,943
    300    Brazos Cnty, TX Hlth Fac Dev Oblig Grp...         5.375   01/01/32          309,585
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt
           Impt & Rfdg Ser A (AMT) (FGIC Insd)......         5.500   11/01/31        4,185,080
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt
           Ser A (AMT) (FGIC Insd)..................         5.750   11/01/30        4,208,960
  1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A (Prerefunded @
           06/01/11)................................         6.375   06/01/29        1,122,700
  2,000    Harris Cnty, TX Perm Impt & Rfdg.........         5.000   10/01/11        2,033,060
  4,820    Harris Cnty, TX Toll Rd (Prerefunded @
           08/15/09) (AMBAC Insd)...................           *     08/15/18        2,285,692
  1,000    Harris Cnty, TX Toll Rd (Prerefunded @
           08/15/09) (AMBAC Insd)...................           *     08/15/21          385,770
  4,000    Harris Cnty, TX Toll Rd Sub Lien Rfdg....         5.000   08/01/33        4,037,160
  7,250    Harris Cnty-Houston, TX Sports Auth Spl
           Rev Jr Lien Ser B Rfdg (MBIA Insd).......         5.250   11/15/40        7,504,765
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (AMT) (FSA Insd).........................         5.625   07/01/30        1,052,030
  5,105    Houston, TX Hotel Occupancy Tax & Spl Rev
           Convention & Entmt Ser B (AMBAC Insd)....         5.750   09/01/15        5,547,706
    225    Houston, TX Pub Impt & Rfdg (FSA Insd)...         5.750   03/01/15          242,210
  6,000    Houston, TX Util Sys Rev First Lien Ser A
           Rfdg (FSA Insd)..........................         5.250   05/15/21        6,344,400

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 6,000    Houston, TX Util Sys Rev First Lien Ser A
           Rfdg (FGIC Insd).........................         5.250%  05/15/23   $    6,336,120
  2,750    Lower CO Riv Auth Transmission Proj Corp
           (FGIC Insd)..............................         5.000   05/15/33        2,787,235
  5,000    Mabank, TX Indpt Sch Dist (PSF Gtd)......         5.125   08/15/35        5,125,250
  1,500    Mesquite, TX Hlth Fax Dev Retirement Fac
           Christian Ser A (Prerefunded @
           02/15/10)................................         7.500   02/15/18        1,698,585
  1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
           Christian Care...........................         5.625   02/15/35        1,527,450
  1,100    Metropolitan Hlth Fac Dev Corp TX Wilson
           N Jones Mem Hosp Proj....................         7.200   01/01/21        1,136,278
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson
           N Jones Mem Hosp Proj....................         7.250   01/01/31        1,545,630
  1,500    North Central, TX Hlth Fac Dev Corp Rev
           Hosp Baylor Hlthcare Sys Proj Ser A......         5.125   05/15/29        1,518,900
  5,750    North Central, TX Hlth Fac Dev Hosp
           Childrens Med Ctr Dallas (AMBAC Insd)....         5.250   08/15/32        5,967,523
  2,165    San Antonio, TX Elec & Gas Rev Sys
           Rfdg.....................................         5.375   02/01/16        2,317,416
  2,805    Tarrant Regl Wtr Dist TX Wtr Rev Impt
           Rfdg (FSA Insd)..........................         5.250   03/01/19        2,959,303
  3,272    Texas Muni Pwr Agy Rev (AMBAC Insd)......         0.010   09/01/07        3,111,247
    253    Texas Muni Pwr Agy Rev (Escrowed to
           Maturity) (AMBAC Insd)...................         0.010   09/01/07          241,015
  1,610    Texas St Pub Ppty Fin Corp Rev Mental
           Hlth & Retardation Rfdg (FSA Insd).......         5.500   09/01/13        1,618,436
  2,750    Texas St Vets Housing Assistance Pgm Vet
           Ser B (AMT) (FHA/VA Gtd).................         6.100   06/01/31        2,888,050
  1,000    Texas Tech Univ Rev Fin Sys Seventh Ser
           (Prerefunded @ 02/15/12) (MBIA Insd).....         5.000   08/15/25        1,058,920
  1,500    Texas Wtr Dev Brd Rev St Revolving Fd Sr
           Lien Ser B...............................         5.250   07/15/17        1,563,705
  3,000    University of TX Univ Rev Fin Sys Ser
           A........................................         5.250   08/15/20        3,164,190
  2,500    University of TX Univ Rev Fin Sys Ser
           B........................................         5.250   08/15/20        2,636,825
  2,300    University of TX Univ Rev Fin Sys Ser C
           (Prerefunded @ 08/15/11).................         5.375   08/15/19        2,468,199
                                                                                --------------
                                                                                   100,767,022
                                                                                --------------
           UTAH  0.2%
  1,000    Salt Lake Cnty, UT College Rev
           Westminster College Proj.................         5.750   10/01/27        1,033,650
     25    Utah St Hsg Fin Agy Single Family Mtg
           Mezzanine Issue H1 (AMBAC Insd)..........         6.000   07/01/12           25,524
     65    Utah St Hsg Fin Agy Single Family Mtg Ser
           B Class 2 (AMT) (FHA/VA Gtd).............         6.250   07/01/14           65,213
                                                                                --------------
                                                                                     1,124,387
                                                                                --------------

 26                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           VERMONT  0.4%
$ 2,700    University VT & St Agric College
           (MBIA Insd)..............................         5.000%  10/01/40   $    2,772,387
                                                                                --------------

           VIRGINIA  1.2%
  1,320    Fairfax Cnty, VA Ctf Partn...............         5.300   04/15/23        1,396,520
    800    Tobacco Settlement Fin Corp VA...........         5.500   06/01/26          819,208
  5,920    Tobacco Settlement Fin Corp VA...........         5.625   06/01/37        6,054,917
                                                                                --------------
                                                                                     8,270,645
                                                                                --------------
           WASHINGTON  4.5%
  2,500    Energy Northwest WA Elec Rev Proj No 3
           Ser A Rfdg (FSA Insd)....................         5.500   07/01/18        2,688,475
  5,360    Energy Northwest WA Elec Rev Proj No 3
           Ser B Rfdg (FSA Insd)....................         6.000   07/01/16        5,965,841
  2,500    Goat Hill Ppty WA Lease Rev Govt Office
           Bldg Proj (MBIA Insd)....................         5.000   12/01/33        2,556,850
  4,400    King Cnty, WA Ser B Rfdg (MBIA Insd).....         5.250   01/01/34        4,524,828
  1,000    Port Seattle, WA Rev Ser B (AMT)
           (MBIA Insd)..............................         5.625   02/01/24        1,052,930
  1,435    Radford Ct Ppty WA Student Hsg Rev (MBIA
           Insd) (a)................................         6.000   06/01/15        1,567,551
  1,585    Radford Ct Ppty WA Student Hsg Rev (MBIA
           Insd) (a)................................         6.000   06/01/16        1,728,252
  1,000    Seattle, WA Muni Lt & Pwr Rev............         5.625   12/01/18        1,066,080
  1,250    Skagit Cnty, WA Pub Hosp Dist No 001
           Skagit Vly Hosp..........................         5.500   12/01/30        1,269,950
  2,100    Spokane, WA Pub Fac Dist Hotel
           (MBIA Insd)..............................         5.750   12/01/21        2,312,646
  1,000    Spokane, WA Pub Fac Dist Hotel Motel &
           Sales Use Tax (MBIA Insd)................         5.750   12/01/20        1,102,900
  3,000    Spokane, WA Pub Fac Dist Hotel Motel &
           Sales Use Tax (MBIA Insd)................         5.250   09/01/33        3,148,140
  1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
           Insd)....................................         5.750   01/01/15        1,469,394
  1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
           Insd)....................................         5.500   01/01/12        1,783,584
                                                                                --------------
                                                                                    32,237,421
                                                                                --------------
           WEST VIRGINIA  0.5%
  3,750    West Virginia Univ Rev Impt VA Univ Proj
           Ser C (FGIC Insd)........................         5.000   10/01/34        3,860,250
                                                                                --------------

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WISCONSIN  0.7%
$ 2,345    Appleton, WI Wtrwks Rev Rfdg (FGIC
           Insd)....................................         5.375%  01/01/19   $    2,496,698
    510    Badger Tob Asset Securitization Corp
           WI.......................................         6.375   06/01/32          547,097
  2,000    Southeast WI Professional Baseball Pk
           Dist Sales Tax Rev Ser A Rfdg (MBIA
           Insd)....................................         5.500   12/15/20        2,241,140
                                                                                --------------
                                                                                     5,284,935
                                                                                --------------
           WYOMING  0.3%
  2,000    Sweetwater Cnty, WY Solid Waste Disp Rev
           FMC Corp Proj Rfdg (AMT).................         5.600   12/01/35        2,089,360
                                                                                --------------

           GUAM  0.8%
  5,800    Guam Pwr Auth Rev Ser A (AMBAC Insd).....         5.250   10/01/34        6,063,320
                                                                                --------------

           PUERTO RICO  0.8%
  1,110    Puerto Rico Comwlth Aqueduct & Swr Auth
           Rev Rfdg (Comwlth Gtd)...................         5.000   07/01/15        1,122,221
  1,000    Puerto Rico Indl Tourist Ed Med &
           Environmental Ctl Fac Fin Auth Higher Ed
           Rev......................................         5.375   02/01/19        1,020,290
  3,500    Puerto Rico Pub Bldg Auth Rev Gtd Govt
           Fac Ser I (Comwlth Gtd)..................         5.250   07/01/33        3,636,395
                                                                                --------------
                                                                                     5,778,906
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  157.1%
  (Cost $1,086,468,820)......................................................    1,133,721,471
SHORT-TERM INVESTMENTS  0.4%
  (Cost $2,975,000)..........................................................        2,975,000
                                                                                --------------
TOTAL INVESTMENTS  157.5%
  (Cost $1,089,443,820)......................................................    1,136,696,471
OTHER ASSETS IN EXCESS OF LIABILITIES  2.1%..................................       15,504,300

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (59.6%)..................     (430,541,398)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $  721,659,373
                                                                                ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.6% of net assets applicable to common shares.

 28                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

COMWLTH--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 06 (Current Notional
  Value $104,156 per contract)..............................    1,181        $859,147
                                                                =====        ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    07/11/26    $15,710      $ 16,034
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137%    06/28/26     22,800       660,135
                                                                                         -------------
                                                                                           $676,169
                                                                                         =============

See Notes to Financial Statements                                             29

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $1,089,443,820).....................  $1,136,696,471
Cash........................................................       1,389,486
Receivables:
  Interest..................................................      17,938,047
  Investments Sold..........................................          10,000
Swap Contracts..............................................         676,169
Other.......................................................           8,756
                                                              --------------
    Total Assets............................................   1,156,718,929
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       2,670,000
  Investment Advisory Fee...................................         521,676
  Variation Margin on Futures...............................         184,531
  Income Distributions--Common Shares.......................         142,428
  Other Affiliates..........................................          48,758
Trustees' Deferred Compensation and Retirement Plans........         813,159
Accrued Expenses............................................         137,606
                                                              --------------
    Total Liabilities.......................................       4,518,158
Preferred Shares (including accrued distributions)..........     430,541,398
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  721,659,373
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($721,659,373 divided by
  43,799,086 shares outstanding)............................  $        16.48
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 43,799,086 shares issued and
  outstanding)..............................................  $      437,991
Paid in Surplus.............................................     664,774,175
Net Unrealized Appreciation.................................      48,787,967
Accumulated Net Realized Gain...............................       5,131,484
Accumulated Undistributed Net Investment Income.............       2,527,756
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  721,659,373
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 17,200 issued with liquidation preference of
  $25,000 per share)........................................  $  430,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,151,659,373
                                                              ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 28,523,821
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,168,426
Preferred Share Maintenance.................................       556,449
Trustees' Fees and Related Expenses.........................        79,190
Legal.......................................................        73,665
Custody.....................................................        43,539
Other.......................................................       320,823
                                                              ------------
      Total Expenses........................................     4,242,092
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 24,281,729
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  3,881,431
  Futures...................................................     4,753,633
                                                              ------------
Net Realized Gain...........................................     8,635,064
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    58,996,836
                                                              ------------
  End of the Period:
    Investments.............................................    47,252,651
    Futures.................................................       859,147
    Swap Contracts..........................................       676,169
                                                              ------------
                                                                48,787,967
                                                              ------------
Net Unrealized Depreciation During the Period...............   (10,208,869)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (1,573,805)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (7,501,413)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 15,206,511
                                                              ============

See Notes to Financial Statements                                             31

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE            FOR THE
                                                       SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 2006    OCTOBER 31, 2005
                                                       -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $ 24,281,729       $ 31,438,535
Net Realized Gain....................................       8,635,064         11,321,515
Net Unrealized Depreciation During the Period........     (10,208,869)       (28,276,265)
Distributions to Preferred Shareholders:
  Net Investment Income..............................      (4,869,308)        (6,244,112)
  Net Realized Gain..................................      (2,632,105)               -0-
                                                         ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.........................................      15,206,511          8,239,673
Distributions to Common Shareholders:
  Net Investment Income..............................     (18,920,867)       (26,316,570)
  Net Realized Gain..................................     (10,581,860)               -0-
                                                         ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................     (14,296,216)       (18,076,897)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through
  Merger.............................................             -0-        285,697,964
                                                         ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES......................................     (14,296,216)       267,621,067

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................     735,955,589        468,334,522
                                                         ------------       ------------
End of the Period (Including accumulated
  undistributed net investment income of $2,527,756
  and $2,036,202, respectively)......................    $721,659,373       $735,955,589
                                                         ============       ============

 32                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX MONTHS
                                                 ENDED                   YEAR ENDED OCTOBER 31,
                                               APRIL 30,    ------------------------------------------------
                                                  2006       2005      2004      2003     2002 (f)    2001
                                               -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $  16.80    $ 17.34   $ 17.15   $ 17.46   $ 17.51    $ 16.22
                                                --------    -------   -------   -------   -------    -------
 Net Investment Income........................       .55(a)    1.09      1.09      1.10      1.18       1.25
 Net Realized and Unrealized Gain/Loss........      (.03)     (.48)       .31       .09       .18       1.24
 Common Share Equivalent of Distributions Paid
 to Preferred Shareholders:
   Net Investment Income......................      (.11)     (.22)     (.10)     (.08)     (.10)      (.32)
   Net Realized Gain..........................      (.06)       -0-     (.01)     (.03)     (.07)        -0-
                                                --------    -------   -------   -------   -------    -------
Total from Investment Operations..............       .35        .39      1.29      1.08      1.19       2.17
Distributions Paid to Common Shareholders:
   Net Investment Income......................      (.43)     (.93)    (1.00)    (1.07)    (1.03)      (.88)
   Net Realized Gain..........................      (.24)       -0-     (.10)     (.32)     (.21)        -0-
                                                --------    -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD............  $  16.48    $ 16.80   $ 17.34   $ 17.15   $ 17.46    $ 17.51
                                                ========    =======   =======   =======   =======    =======

Common Share Market Price at End of
 the Period...................................  $  14.71    $ 14.61   $ 15.34   $ 15.58   $ 15.80    $ 14.94
Total Return (b)..............................    5.37%*      1.31%     5.76%     7.60%    14.56%     16.85%
Net Assets Applicable to Common Shares at End
 of the Period (In millions)..................  $  721.7    $ 736.0   $ 468.3   $ 463.3   $ 471.6    $ 473.0
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)..............     1.17%      1.17%     1.27%     1.28%     1.41%      1.55%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (c).......     6.69%      6.51%     6.43%     6.40%     6.89%      7.37%
Portfolio Turnover............................      15%*        25%       18%       23%       33%        29%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...............      .74%       .74%      .80%      .82%      .89%       .98%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).......     5.35%      5.22%     5.82%     5.92%     6.30%      5.49%

SENIOR SECURITIES:
Total Preferred Shares Outstanding............    17,200     17,200    10,600    10,600    10,600     10,600
Asset Coverage Per Preferred Share (e)........  $ 66,988    $67,812   $69,204   $68,721   $69,511    $69,623
Involuntary Liquidating Preference Per
 Preferred Share..............................  $ 25,000    $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share......  $ 25,000    $25,000   $25,000   $25,000   $25,000    $25,000

*  Non-Annualized

(a)Based on average shares outstanding

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)As required effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%.

See Notes to Financial Statements                                             33

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $2,670,000 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Trust utilized capital losses carried forward of $1,444,681.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,088,258,988
                                                              ==============
Gross tax unrealized appreciation...........................  $   50,822,511
Gross tax unrealized depreciation...........................      (2,385,028)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   48,437,483
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    96,040
  Tax exempt income.........................................   32,252,093
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $32,348,133
                                                              ===========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   105,209
Undistributed tax exempt income.............................    1,778,426
Undistributed long-term capital gain........................   13,213,377

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $38,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $62,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     43,799,086          27,013,149
Shares Issued Through Merger............................            -0-          16,785,937
                                                             ----------          ----------
Ending Shares...........................................     43,799,086          43,799,086
                                                             ==========          ==========

    On October 7, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Municipal Income Trust (ticker symbol VMT) through a tax free reorganization approved by VMT shareholders on September 23, 2005. The Trust issued 16,785,937 common shares with a net asset value of $285,697,964 and 6,600 Auction Preferred Shares (APS) with a liquidation value of $165,000,000, in exchange for VMT net assets. The shares of VMT were converted into Trust shares at a ratio of 0.585182 to 1 and 1 to 20, for common shares and APS, respectively. Net unrealized appreciation on VMT as of October 7, 2005 was $20,734,270. The Trust assumed VMT's book to tax accretion differences, which resulted in a $404,784 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $745,337,328 and net assets including preferred shares were $1,175,337,328. Included in these net assets was a Trustees deferred compensation balance of $255,898 and Trustees retirement plan balance of $74,816 which are included in accumulated undistributed net investment income. Also, included in these net assets were losses recognized for tax purposes on open futures transactions at October 7, 2005 of $561,213 which is included in accumulated net realized gain.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $175,122,998 and $179,430,214, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................    2,572
Futures Opened..............................................    5,483
Futures Closed..............................................   (6,874)
                                                               ------
Outstanding at April 30, 2006...............................    1,181
                                                               ======

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

C. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. PREFERRED SHARES

The Trust has outstanding 17,200 APS in seven series. Series A, B, and C contain 3,000 shares each, Series D contains 1,600 shares and Series E, F and G contain 2,200 shares each. Dividends are cumulative and the dividend rates are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.616%. During the six months ended April 30, 2006, the rates ranged from 2.590% to 5.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VGM SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01504P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By:    /s/ Ronald E. Robison
       ---------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Ronald E. Robison
       ---------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

By:    /s/ Phillip G. Goff
       ---------------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  June 20, 2006